DEFERRED TAX ASSETS AND LIABILITIES (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure Of Deferred Tax Assets And Liabilities [Abstract]
Deferred tax asset increase due to increase in provision	$ 1.6
Deferred tax liability increased	$ 2.3